Industry and geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Revenues	$ 14,775	$ 4,179	$ 7,534
USA [Member]
Revenue:
Revenues	14,302	3,368	3,894
Europe [Member]
Revenue:
Revenues	$ 473	$ 811	$ 3,640